Bank loans	12 Months Ended
Dec. 31, 2011
Bank loans
10	Bank loans

Summarized below are borrowings as of December 31, 2010 and 2011:

	December 31, 2010		December 31, 2011
	Pledged Cash and Investments	Outstanding Loan Balance	Pledged Cash and Investments	Outstanding Loan Balance
Bank of China (New York) Limited	—	—	—	$50,000
Bank of China (Hong Kong) Limited	—	—	—	35,025
China Industrial Bank	—	—	—	475

	—	—	—	85,500
Less:
Non-current portion	—	—	—	35,025

Current portion	—	—	—	$50,475

The Company maintained a one-year revolving working capital facility for an amount of $25,000 to finance the working capital requirements of the Company. The facility was subsequently renewed in June 2009 with amount $13,000 and the term was extended to March 2010. Interest on the drawdown amount from the facility is charged at 1.3% per annum above 3-month LIBOR. The outstanding balance and unused facility as of December 31, 2009 was approximately $5,000 and $8,000 respectively. In March 2010, the loan was fully repaid.

On April 14, 2009, the Company, through its PRC operating subsidiaries, entered into a term loan to borrow $54,000 for one year, expiring in April 2010. The loan bears an interest at a rate of 1.451% and is secured by a fixed deposit of approximately $54,000 (RMB367,180). The outstanding loan and unpaid interest will be fully repaid by the secured fixed deposit plus interest income earned from the deposits at a pre-determined exchange rate of USD against RMB when the loan is expired. The fair values of the secured fixed deposits are not materially different with their carrying value. As of December 31, 2010, the loan was fully repaid.

On April 26, 2011, the Company entered into a two-year term loan for an amount of $35,000 to finance its fiscal year 2010 dividend payment in 2011. The loan bears an interest at a rate of 2.1% over LIBOR per annum for an interest period of either one, two, three or six months as determined by the lender.

On July 18, 2011, the Company, through Mindray DS USA, Inc., entered into a one-year revolving credit facility for an amount of $50,000 to finance its working capital requirements. Interest is charged at 1.8% over 6-month LIBOR per annum. The $50,000 was fully drawn on July 22, 2011.

The bank loans entered in 2011 did not require pledged assets.

The weighted average interest rate for the year ended December 31, 2011 was approximately 2.30%.